Condensed Financial Information Condensed Financial Information (Parent Company) (Condensed Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Investments [Abstract]
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $57,289 and $59,852, respectively, includes $0 and $3,194, respectively, relating to variable interest entities)	$ 59,899	$ 62,121
Equity securities	300	457
Mortgage loans (net of valuation allowances of $40 and $36, respectively; includes $136 and $172, respectively, at estimated fair value, relating to variable interest entities)	9,290	7,404
Loans, Gross, Insurance Policy	1,093	1,266
Real estate and real estate joint ventures	215	628
Other Limited Partnership Interests	1,639	1,846
Short-term Investments	1,272	1,796
Other Investments	5,029	6,129
Investments	78,737	81,647
Cash and Cash Equivalents, at Carrying Value	5,057	1,507
Accrued Investment Income Receivable	668	585
Premiums, reinsurance and other receivables	13,853	18,104
Deferred Policy Acquisition Costs and Value of Business Acquired	6,339	5,777	$ 5,860
Current income tax recoverable	736	226
Other Assets	689	862
Separate Account Assets	105,346	106,527
Assets	211,425	215,616
Liabilities
Future policy benefits	32,752	30,508
Policyholder Account Balances	36,579	36,725	36,585
Other Policy-Related Balances	2,712	2,802
Payables For Collateral Under Securities Loaned And Other Transactions	7,371	10,622
Deferred income tax liability	2,451	3,935
Other liabilities (includes $1 and $1, respectively, relating to variable interest entities)	5,445	3,925
Separate Accounts, Liability	105,346	106,527
Liabilities	194,560	196,980
Stockholders' Equity Attributable to Parent [Abstract]
Common Stock, Value, Issued	75	75
Additional Paid in Capital	18,461	16,850
Retained Earnings (Accumulated Deficit)	(2,919)	117
Accumulated Other Comprehensive Income (Loss), Net of Tax	1,248	1,594	2,622	$ 970
Stockholders' Equity Attributable to Parent	16,865	18,636	$ 19,094	$ 17,287
Liabilities and Equity	211,425	215,616
Parent Company
Investments [Abstract]
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $57,289 and $59,852, respectively, includes $0 and $3,194, respectively, relating to variable interest entities)	51,880	52,514
Equity securities	300	409
Mortgage loans (net of valuation allowances of $40 and $36, respectively; includes $136 and $172, respectively, at estimated fair value, relating to variable interest entities)	8,746	7,088
Loans, Gross, Insurance Policy	1,093	1,266
Real estate and real estate joint ventures	200	575
Other Limited Partnership Interests	1,632	1,836
Short-term Investments	926	1,730
Investments in and Advances to Affiliates, at Fair Value	7,338	7,326
Other Investments	3,712	4,746
Investments	75,827	77,490
Cash and Cash Equivalents, at Carrying Value	1,881	1,379
Accrued Investment Income Receivable	591	506
Premiums, reinsurance and other receivables	10,397	9,239
Due from Affiliates	9,703	13,011
Deferred Policy Acquisition Costs and Value of Business Acquired	5,274	4,809
Current income tax recoverable	454	0
Deferred Tax Assets, Net, Noncurrent	1,016	0
Advances to Affiliate	0	381
Other Assets	667	838
Separate Account Assets	100,588	101,735
Assets	206,398	209,388
Liabilities
Future policy benefits	31,684	29,894
Policyholder Account Balances	35,588	35,661
Other Policy-Related Balances	3,384	3,549
Payables For Collateral Under Securities Loaned And Other Transactions	7,362	10,619
Notes Payable, Related Parties	744	750
Deferred Tax Liabilities, Net, Current	0	20
Deferred income tax liability	0	807
Other liabilities (includes $1 and $1, respectively, relating to variable interest entities)	10,183	7,717
Separate Accounts, Liability	100,588	101,735
Liabilities	189,533	190,752
Stockholders' Equity Attributable to Parent [Abstract]
Common Stock, Value, Issued	75	75
Additional Paid in Capital	18,461	16,850
Retained Earnings (Accumulated Deficit)	(2,919)	117
Accumulated Other Comprehensive Income (Loss), Net of Tax	1,248	1,594
Stockholders' Equity Attributable to Parent	16,865	18,636
Liabilities and Equity	$ 206,398	$ 209,388